SECURED BORROWINGS, Fly Aladdin Acquisition Facility (Details) $ in Thousands		3 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2018 USD ($)	Jan. 15, 2021	Dec. 31, 2018 USD ($) Aircraft Appraiser Payment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 15, 2018 Aircraft	Feb. 28, 2018 Aircraft
Secured Borrowings [Abstract]
Prepayment of debt				$ 482,703	$ 326,909	$ 448,346
A320-200 [Member]
Secured Borrowings [Abstract]
Number of aircraft to be acquired on operating leases | Aircraft								1
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 2,416,807		2,416,807	2,058,891
Prepayment of debt				188,700
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Maximum borrowing capacity		574,500		574,500
Principal amount outstanding	[1]	467,179		$ 467,179	$ 0
Number of aircraft serving as security | Aircraft				24
Commitment fee				$ 9,500
Prepayment of debt		81,100
Write off of debt issuance cost		900
Debt service coverage ratio				1.15
Loan-to-value ratio				72.50%
Percentage of aircraft financed under facility				85.00%
Period aircraft financed under facility have been subject to lease				6 months
Number of independent appraisers | Appraiser				3
Number of consecutive quarterly payments for breach of debt service coverage ratio | Payment				2
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default				$ 50,000
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate				3 months
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | A320-200 [Member]
Secured Borrowings [Abstract]
Number of aircraft to be acquired on operating leases | Aircraft							29
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series A Loan [Member]
Secured Borrowings [Abstract]
Maximum borrowing capacity		143,600		$ 143,600
Maturity date				Jun. 15, 2020
Maximum percentage of original drawn amount				40.00%
Principal amount outstanding		55,900		$ 55,900
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series A Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Maturity date				Jan. 15, 2021
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series A Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate				1.50%
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series A Loan [Member] | LIBOR [Member] | Plan [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate			2.50%
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series B Loan [Member]
Secured Borrowings [Abstract]
Maximum borrowing capacity		430,900		$ 430,900
Maturity date				Jun. 15, 2023
Principal amount outstanding		$ 411,300		$ 411,300
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series B Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate				1.80%

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.